Voya MidCap Opportunities Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	9.24%	9.36%
Performance Inception Date		Aug. 20, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.77%	5.73%	5.95%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	6.47%	6.43%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class A | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.72%	9.73%	9.36%
Performance Inception Date		Aug. 20, 1998
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class C | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.70%	10.89%	10.35%
Performance Inception Date		Aug. 20, 1998
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class I | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.04%	10.27%	9.73%
Performance Inception Date		Aug. 05, 2011
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class R | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.78%	10.99%	10.46%
Performance Inception Date		May 31, 2013
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class R6 | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			15.70%	10.81%	10.28%
Performance Inception Date		Jun. 01, 2009
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.10%	11.47%	11.54%
Class W | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.34%	9.92%	9.63%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.